Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	$ 1,687	$ 908
Right-of-use assets	5,272	1,460
Intangible assets	133,164	98,000
Deferred tax asset	6,694	7,134
Total non-current assets	146,817	107,502
Current assets
Trade and other receivables	20,807	21,938
Cash and cash equivalents	7,523	25,429
Total current assets	28,330	47,367
Total assets	175,147	154,869
Equity
Share capital	0	0
Capital reserve	75,778	74,166
Treasury shares	(12,916)	(3,107)
Share-based compensation reserve	8,900	7,414
Foreign exchange translation deficit	(7,722)	(4,207)
Retained earnings	58,887	44,658
Total equity	122,927	118,924
Non-current liabilities
Lease liability	4,344	1,190
Deferred tax liability	2,208	2,008
Borrowings and interest (1)	17,032	0
Total non-current liabilities	23,584	3,198
Current liabilities
Trade and other payables	6,958	10,793
Deferred income	1,869	2,207
Deferred consideration	17,092
Contingent consideration	1,317	0
Borrowings and accrued interest	145	0
Other liability	0	308
Lease liability	1,217	533
Income tax payable	38	95
Total current liabilities	28,636	32,747
Total liabilities	52,220	35,945
Total equity and liabilities	$ 175,147	$ 154,869